INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
Schedule of Inventories
	As of December 31,
	2012	2013
	RMB	RMB
Raw materials	80,712,251	239,284,316
Work-in-progress	92,719,649	103,161,011
Finished goods	354,530,478	369,583,888
Total	527,962,378	712,029,215